12. Taxes (Tables)	6 Months Ended
Jun. 30, 2020
Taxes
Schedule of income taxes
12.1.	Income taxes and other taxes
Income taxes
	Current assets		Current liabilities		Non-current liabilities
	06.30.2020	12.31.2019	06.30.2020	12.31.2019	06.30.2020	12.31.2019
Taxes in Brazil
Income taxes	1,610	2,485	59	71	-	-
Income taxes - Tax settlement programs	-	-	49	57	356	504
	1,610	2,485	108	128	356	504
Taxes abroad	2	8	101	148	-	-
Total	1,612	2,493	209	276	356	504
(*) See note 20.2 for detailed information.

Schedule of other taxes
Other taxes
	Current assets		Non-current assets		Current liabilities		Non-current liabilities (*)
	06.30.2020	12.31.2019	06.30.2020	12.31.2019	06.30.2020	12.31.2019	06.30.2020	12.31.2019
Taxes in Brazil
Current / Non-current ICMS (VAT)	357	555	332	364	419	759	-	-
Current / Non-current PIS and COFINS	334	417	1,953	2,591	1,463	252	37	44
Claim to recover PIS and COFINS	-	-	643	820	-	-	-	-
PIS and COFINS - exclusion of ICMS (VAT tax) from the basis of calculation	3,091	-	-	-	-	-	-	-
CIDE	3	31	-	-	28	45	-	-
Production taxes	-	-	-	-	751	1,929	142	266
Withholding income taxes	-	-	-	-	47	232	-	-
Others	29	31	116	153	99	189	199	225
Total in Brazil	3,814	1,034	3,044	3,928	2,807	3,406	378	535
Taxes abroad	14	17	10	11	15	18	-	-
Total	3,828	1,051	3,054	3,939	2,822	3,424	378	535
(*) Other non-current taxes are classified as other non-current liabilities.

Schedule of the changes in the deferred income taxes

The changes in the deferred income taxes are presented as follows:

Balance at January 1, 2019	2,026
Recognized in the statement of income for the year	(2,798)
Recognized in the statement of income of discontinued operation (*)	(612)
Recognized in shareholders’ equity	1,617
Cumulative translation adjustment	58
Use of tax credits	(329)
Transfers to held for sale	(276)
Others	(58)
Balance at December 31, 2019	(372)
Recognized in the statement of income for the period	3,614
Recognized in shareholders’ equity	7,286
Cumulative translation adjustment	(1,124)
Use of tax credits	8
Transfers to held for sale	7
Others	10
Balance at June 30, 2020	9,429
Deferred tax assets	1,388
Deferred tax liabilities	(1,760)
Balance at December 31, 2019	(372)
Deferred tax assets	9,579
Deferred tax liabilities	(150)
Balance at June 30, 2020	9,429

(*) Deferred income taxes on the remeasurement of the remaining interest in BR Distribuidora, as set out in note 30 to the audited consolidated financial statements as of December 31, 2019.

Schedule of reconciliation between statutory tax rate and effective tax expense rate

The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	2020	2019	2020	2019
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Net income before income taxes	(13.743)	9.305	(467)	7.818
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	4.672	(3.164)	159	(2.658)
· Tax benefits from the deduction of interest on capital distribution	-	112	-	112
· Different jurisdictional tax rates for companies abroad	(295)	702	440	514
. Brazilian income taxes on income of companies incorporated outside Brazil (*)	(495)	(83)	(236)	(30)
· Tax incentives (**)	(105)	278	38	266
· Tax loss carryforwards (unrecognized tax losses)	(206)	(94)	(231)	(16)
· Non-taxable income (non-deductible expenses), net (***)	(257)	(1.247)	(150)	(1.128)
· Others	17	47	11	(20)
Income taxes expense	3.331	(3.449)	31	(2.960)
Deferred income taxes	3.614	(1.684)	144	(1.816)
Current income taxes	(283)	(1.765)	(113)	(1.144)
Total	3.331	(3.449)	31	(2.960)

Effective tax rate of income taxes	24,2%	37,1%	6,6%	37,9%
(*) It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(**) n 2020, it includes adjustments related to the operating margin carried out by the Dutch trading company
(***) It includes results in equity-accounted investments, expenses relating to health care plan and provisions for legal proceedings.